Income taxes - Deferred assets and (liabilities) (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 10,741	$ 202,717	$ 184,147	$ 197,081
Deferred tax assets	$ 15,737	297,004	316,939	348,034
Net deferred ISR asset		94,287	132,792	150,953	$ 161,312
Provisions, allowances and labor obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		157,560	163,406	116,740
Deferred tax assets		205,834	188,294	217,987
Leasehold improvements
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		407,173	401,735	362,866
Deferred tax assets		184,649	179,805	281,119
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		14,937	25,563	9,955
Deferred tax assets		285,045	308,450	411,166
Recoverable tax on assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		28,619	28,619	39,090
Other subsidiary losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		299,982	$ 334,013	$ 421,121
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		3,340
Deferred tax assets		$ 9,226